SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:SIGNIFICANT ACCOUNTING POLICIES

a.Interim Financial Statements

The accompanying consolidated balance sheet as of June 30, 2021, the consolidated statements of income (loss), the consolidated statements of comprehensive income (loss) and the consolidated statements of cash flows for the six months ended June 30, 2020 and 2021, as well as the statement of changes in shareholders' equity for the six months ended June 30, 2021, are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (the "SEC") regarding interim financial reporting. In the management’s opinion, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s financial position as of June 30, 2021, as well as its results of operations and cash flows for the six months ended June 30, 2020 and 2021. The results of operations for the six months ended June 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021.

The accompanying unaudited interim financial statements should be read in conjunction with the Company’s annual report on Form 20-F for the fiscal year ended December 31, 2020, filed with the SEC on March 25, 2021 (the "Annual Report").

b.There have been no changes to the significant accounting policies described in the Annual Report that have had a material impact on the unaudited interim consolidated financial statements and related notes.

c.Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from those estimates. On an ongoing basis, the Company's management evaluates its estimates, including those related to sales allowances and allowance for credit losses, fair value of intangible assets and goodwill, useful lives of intangible assets, fair value of share-based awards, realizability of deferred tax assets, tax uncertainties, and contingent liabilities, among others. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of the Company’s assets and liabilities, determination of the product (or the service) specifications, separately negotiates each revenue service agreement or publisher agreement and can have several additional indicators, revenue is recorded on a gross basis.

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PERION NETWORK LTD. AND ITS SUBSIDIARIES

NOTES TO THE INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Contract balances are presented separately on the consolidated balance sheets as either Accounts receivable or Deferred revenues. The Company does not have contract assets.

Accounts receivable includes amounts billed and currently due from customers.

Deferred revenues are recorded when payments are received from customers in advance of the Company's rendering of services.

d.Recent Adopted Accounting Pronouncements

In June 2016 the FASB issued Accounting Standards Update (ASU) No. 2016-13 "Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments". The FASB subsequently issued amendments to ASU 2016-13, which have the same effective date and transition date of January 1, 2020. This standard requires entities to estimate an expected lifetime credit loss on financial assets ranging from short-term trade accounts receivable to long-term financings and report credit losses using an expected losses model rather than the incurred losses model that was previously used, and establishes additional disclosures related to credit risks.

The Company adopted Topic 326 effective January 1, 2020. The adoption of this standard did not have a material impact on the Company’s condensed consolidated financial statements.

The interim Consolidated Financial Statements for the six months ended June 30, 2021 are presented under the new standard, while comparative periods presented are not adjusted and continue to be reported in accordance with the Company’s historical accounting policy.

The adoption of this standard did not have a material impact on the Company’s condensed consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13 “Fair Value Measurement (Topic 820)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. This guidance removes certain disclosure requirements related to the fair value hierarchy, modifies existing disclosure requirements related to measurement uncertainty and adds new disclosure requirements.

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PERION NETWORK LTD. AND ITS SUBSIDIARIES

NOTES TO THE INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The new disclosure requirements include disclosing the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. Certain disclosures required by this guidance must be applied on a retrospective basis and others on a prospective basis. The guidance was adopted for interim and annual periods beginning after December 15, 2019, although early adoption is permitted.

The adoption of this standard did not have a material impact on the Company’s condensed consolidated financial statements.

e.Recent Accounting Pronouncements not yet adopted

In December 2019, the FASB issued Accounting Standards Update No. 2019-12, Income Taxes (Topic 740): “Simplifying the Accounting for Income Taxes” (ASU 2019-12), which simplifies the accounting for income taxes. This guidance will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, and early adoption is permitted. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.